Post Balance Sheet events - Summary of Segment Analysis Outlining Impacts which Change in Capital Expenditure (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Post Balance Sheet Events [Line Items]
Capital expenditure	£ 3,522	£ 3,454	£ 2,622
Property, Plant and Equipment [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	2,880	2,833	2,210
Intangible Assets [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	642	621	412
Consumer [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	919	853	303
Consumer [Member] | Property, Plant and Equipment [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	683	628	186
Consumer [Member] | Intangible Assets [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	236	225	117
Enterprise [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	533	501	362
Enterprise [Member] | Property, Plant and Equipment [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	353	360	256
Enterprise [Member] | Intangible Assets [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	180	141	106
Global Services [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	278	361	355
Global Services [Member] | Property, Plant and Equipment [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	186	235	293
Global Services [Member] | Intangible Assets [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	92	126	62
Openreach [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	1,658	1,573	1,447
Openreach [Member] | Property, Plant and Equipment [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	1,588	1,499	1,385
Openreach [Member] | Intangible Assets [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	70	74	62
Other [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	134	166	155
Other [Member] | Property, Plant and Equipment [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	70	111	90
Other [Member] | Intangible Assets [Member]
Post Balance Sheet Events [Line Items]
Capital expenditure	£ 64	£ 55	£ 65